Statements of Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net income	$ 26.5	$ 10.8	[1]
Reclassification adjustments relating to VEBAs:
Less: amortization of net actuarial loss	0.8	0.1	[1]
Less: amortization of prior service cost	1.0	1.0	[1]
Unrealized gain on available for sale securities	0.3	0
Foreign currency translation adjustment	(0.3)	(0.3)
Other comprehensive income, before tax	1.8	0.8
Income tax expense related to items of other comprehensive income	(0.7)	(0.4)
Other comprehensive income, net of tax	1.1	0.4	[1]
Comprehensive income	$ 27.6	$ 11.2	[1]

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.